Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Notes to the consolidated financial statements
Notes to the Consolidated Statements of Operations

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues in 2021, 2022 and 2023:

	December 31
	2021	2022	2023
	EUR k	EUR k	EUR k
Belgium
GSK	74,298	62,263	47,128
Germany
Boehringer Ingelheim	26,003	—	—
Netherlands
Genmab	1,770	1,787	1,197
Switzerland
CRISPR	919	3,370	5,425
Others
Others	—	—	8
Total	102,990	67,420	53,758

During the fiscal year ended December 31, 2023, the Company recognized revenues over-time (i) EUR 31,051k (2022: EUR 44,787k, 2021: EUR 79,827k) related to delivery of research and development services combined with an IP license (recognized from the upfront payments and achievement of certain milestones as further illustrated in the table below) and (ii) EUR 11,395k (2022: EUR 19,571k, 2021: EUR 22,706k) from those research and development services considered distinct within the agreements and recognized revenues at point-in-time (iii) EUR 11,312k (2022: EUR 3,062k, 2021: EUR 457k) related to delivery of products.

GlaxoSmithKline

In July 2020, the Group entered a collaboration with GSK for the research, development, manufacture and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In addition to an equity investment of EUR 150,000k as part of the 2020 Private Investment, GSK made a non-refundable upfront cash payment of EUR 120,000k which was deferred upon receipt and recognized as a contract liability. Additionally, the Group is eligible to receive a one-time reimbursable payment of EUR 30,000k for manufacturing capacity reservation, upon certification of CureVac’s commercial scale manufacturing facility currently under construction in Germany as well as to receive development and regulatory milestone payments of up to EUR 320,000k, commercial milestone payments of up to EUR 380,000k and tiered royalties on product sales. GSK will fund R&D activities incurred by CureVac related to the development projects covered by the collaboration. CureVac will be responsible for the research and development in collaboration with GSK up to the submission to authorities, after which GSK will be responsible, including commercialization. CureVac will be responsible for the manufacturing of the product candidates, including for commercialization, and will retain commercialization rights for selected countries for all product candidates. This contract consists of two performance obligations. Performance obligation one consists of a combined performance where CureVac grants its customer a license which is bundled with research and development services relating to the technology. The group accounts for this as a single obligation overtime. The second performance obligation consists of research and development project work which is recognized over-time. The upfront payment, attributable to the IP license, is being recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval. In the year ended December 31, 2023, EUR 27,740k (2022: EUR 41,379k) in revenue was recognized under the collaboration agreement with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In 2023, less revenue was released than originally anticipated, due to changes of the estimated project timelines.

Additionally, in April 2021, the Group entered into a new collaboration agreement with GSK, which we refer to as the GSK COVID Agreement, pursuant to which we are collaborating with GSK to research, develop and manufacture next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches (“GSK COVID Products”), such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV. These vaccine candidates may either be used to protect unvaccinated individuals or to serve as boosters in the event that SARS-CoV-2 immunity gained from an initial vaccination reduces over time. The GSK COVID Agreement was amended and restated in September 2021. Pursuant to the amendment in September 2021, CureVac and GSK are required to complete certain development activities with respect to the GSK COVID Products set forth in updated development plans. CureVac and GSK agree to decide whether the GSK COVID Products required for clinical studies will be manufactured by CureVac, GSK or jointly.

Under the GSK COVID Agreement, GSK has paid CureVac an upfront payment of EUR 75,000k in 2021. Under the terms of the 2020 GSK Agreement, CureVac granted GSK a worldwide exclusive, sublicensable (subject to certain conditions) license under certain of our intellectual property relating to vaccines and antibodies encoded by our proprietary mRNA targeting certain selected pathogens, or GSK Program Products, and a non-exclusive license under certain LNP technology to develop, manufacture and commercialize a certain number of such GSK Program Products for use in connection with the infectious diseases targeted under the 2020 GSK Agreement. CureVac also granted GSK an exclusive option, after a certain date, to obtain exclusive licenses to develop, manufacture and commercialize CVnCoV and boosters for such vaccine. CureVac and GSK agreed to equally share all development costs for GSK COVID Products, subject to certain exceptions. CureVac and GSK will share all net profits generated from sales of GSK COVID Products, other than certain products defined in the agreement as “Combination Products”, under profit sharing arrangements that in certain cases vary depending upon the GSK COVID Product in question, the time of sale, the number of doses sold and the party to whom the sale is made. This contract consists of a bundled performance obligation where CureVac grants its customer a license which is bundle with research and development services relating to the technology. The group accounts for this as a single obligation overtime. For the equally shared development costs CureVac accounts for the GSK share as a research and development expense and reimbursements from GSK for CureVac’s share are offset against research and development expense. CureVac is eligible to receive tiered royalty payments ranging from a low-teen percentage to a mid-teen percentage of net sales of Combination Products, subject to certain customary reductions. Under the GSK COVID Agreement, CureVac has the right to commercialize GSK COVID Products in Austria, Germany and Switzerland and if CureVac exercises such right, CureVac’s sales of GSK COVID Products, other than Combination Products will be subject to the profit share and CureVac will be required to pay GSK a high-teen percentage royalty on net sales of all Combination Products in such countries. In the year ended December 31, 2023, EUR 10,530k (2022: EUR 20,884k) in revenue was recognized under the GSK COVID Agreement.

Boehringer Ingelheim

In August 2014, the Group entered into an Exclusive Collaboration and License Agreement, which it refers to as the Boehringer Agreement, with Boehringer Ingelheim, whereby it granted Boehringer Ingelheim exclusive global rights for development and commercialization of its investigational therapeutic mRNA vaccine BI 1361849 (formerly CV9202) formulated with a legacy protamine technology. The Group received, in 2014, an upfront payment of EUR 30,000K, as well as, an option fee payment of EUR 5,000K and in 2018 an additional EUR 7,000K in development milestone payments, all of which are non-refundable and non-creditable in the event of expiry or termination of the agreement. In June 2021, Boehringer Ingelheim provided notice of its intention to terminate the Boehringer Agreement, with such termination to become effective on November 17, 2021. Upon termination of the Boehringer Agreement, the rights and licenses granted by the Group to Boehringer Ingelheim reverted back to the Group, provided that Boehringer Ingelheim has the right to sell off existing inventory of BI 1361849 for a certain period. In addition, Boehringer Ingelheim assigned to us all regulatory approvals or applications and grant us a non-exclusive, cost-free, perpetual and worldwide license to intellectual property held by Boehringer Ingelheim that has been used in the development, manufacture or commercialization of BI 1361849 or any other product developed under the Boehringer Agreement. As a result of the termination in 2021, the remaining contract liability, related to the upfront payment, EUR 14,003k was recognized over a shorter period through the termination date. In addition, the option fee payment of EUR 5,000k and the additional EUR 7,000k development milestone were recognized in 2021. Therefore, for the year ended December 31, 2023, EUR 0k (2022: EUR 0k, 2021: 26,003k) was recognized related to this agreement.

CRISPR Therapeutics Development and License Agreement

In November 2017, we entered into a Development and License Agreement with CRISPR Therapeutics, which, as amended by amendments entered into in June 2020 and in October 2023, we refer to as the CRISPR Therapeutics Agreement, pursuant to which we will develop novel Cas9 mRNA constructs for use in gene editing therapeutics. CureVac and CRISPR confirmed to stop working on two programs under the CRISPR Therapeutics Agreement and added three new programs. CRISPR Therapeutics has paid us an upfront one-time technology access fee of USD 3 million and certain additional amounts under the second amendment, which are recognized straight-line from the effective date of the collaboration agreement through to the date of market entry of a product developed under the agreement. In the year ended December 31, 2023, EUR 5,425k (2022: EUR 3,370k, 2021: EUR 919k) in revenue was recognized under this agreement.

Genmab Collaboration and License Agreement

In December 2019, the Group entered into a Collaboration and License Agreement with Genmab, which we refer to as the Genmab Agreement, to research and develop up to four potential differentiated mRNA-based antibody products, to be selected by Genmab, based on the combination of our proprietary RNAntibody technology with Genmab’s proprietary antibody technology for the treatment of human diseases.

In June 2023, Genmab notified the Group of its intent to terminate the Genmab First Program under the Genmab Agreement effective in September 2023. Such termination did not terminate the Genmab Agreement in its entirety, but rather only with respect to certain license and exclusivity provisions related to the Genmab First Program. Under the Genmab Agreement, the Group further grants Genmab a license for the preclinical development of up to four additional mRNA antibody product concepts and options to obtain commercial licenses under CureVac’s mRNA technology to develop, manufacture and commercialize product candidates for up to three of such product concepts.

In partial consideration for entering into the Genmab Agreement, in 2019 Genmab made a USD 20 million equity investment and paid us an upfront fee of USD 10 million, which was recognized through the date of market entry of a product developed under the agreement until August 2023 (no recognition from September 2023 onwards). In the year ended December 31, 2023, EUR 1,197k (2022: EUR 1,787k, 2021: 1,770k) in revenue was recognized under this agreement.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period or upon termination of the agreement, when no services are provided anymore. Below is a summary of such payments and the related revenues recognized over-time:

		Upfront and milestone payments included
	Upfront and milestone payments	in contract liabilities at		Revenue recognized from upfront and milestone payments
Customer		December 31, 2022	December 31, 2023	2021	2022	2023

	(in k)	EUR k	EUR k	EUR k
GSK	EUR 220,000	102,804	88,715	51,728	42,690	29,089
Boehringer Ingelheim	EUR 30,000	—	—	14,003	—	—
Genmab	USD 10,000 (EUR 8,937) *	3,575	2,383	1,787	1,787	1,192
CRISPR	USD 4,500 (EUR 3,947)*	929	1,582	310	310	770
Total		107,308	92,680	67,828	44,787	31,051

*Translated at the currency exchange rate prevailing on the transaction date

Contract balances:

	December 31,	December 31,
	2022	2023
	EUR k	EUR k
Trade receivables	6,295	14,326
Contract assets	2,707	2,758
Contract liabilities	107,308	92,680

Contract liabilities include advances received from the Group’s license and collaboration agreements.

Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

	Year ended December 31,
	2022	2023
	EUR k	EUR k
Within one year	34,759	44,580
More than one year	72,549	48,100
Total	107,308	92,680

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days.

As of December 31, 2023, the Group had two collaboration partners (2022: two) that owed 100% (2022: 100)% of all the receivables and contract assets outstanding. There were two collaboration partners (2022: one) with balances greater than 10% of the total amounts of receivable and contract assets.

The nature of expenses recognized in the functional categories of the statement of operations are as follows:

3.2 Cost of sales

The cost of sales consists of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(22,159)	(27,185)	(37,734)
Materials	(46,250)	(88,891)	(59,641)
Third-party services	(139,975)	(32,331)	(9,398)
Maintenance and lease	(2,874)	(2,425)	(2,672)
Amortization and depreciation	(3,992)	(6,295)	(4,850)
Impairment of equipment	(22,810)	(24,948)	(8,085)
Other	(135)	(1,918)	(1,986)
Total	(238,195)	(183,993)	(124,366)

During the year ended December 31, 2023, cost of sales mainly decreased compared to the same period of 2022 due to higher material costs in the prior year, which were driven by write-offs of raw materials originally procured for the manufacturing of products intended to be sold to GSK. However, these raw materials were no longer expected to be sold to them (refer to Note 6 for further information). Additionally, in the prior year, the Company recognized a higher impairment of assets held for sale (refer to Note 5 for further information). Personnel expenses increased mainly due to increased workforce in the manufacturing organization.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(1,369)	(2,029)	(3,425)
Maintenance and lease	(1)	(35)	(45)
Amortization and depreciation	(86)	(336)	(18)
Other	(287)	(417)	(424)
Total	(1,743)	(2,817)	(3,912)

During the year ended December 31, 2023, selling and distribution expenses increased compared to the same period of 2022. The increase was primarily attributable to higher personnel expenses mainly related to the satellite offices in Belgium and the US.

3.4 Research and development (R&D) expenses

R&D expenses consist of the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Materials	(232,292)	(32,982)	(19,126)
Personnel	(33,733)	(33,944)	(43,267)
Amortization and depreciation	(4,259)	(8,650)	(8,539)
Patents and fees to register a legal right	(3,199)	(3,813)	(6,666)
Third-party services	(539,786)	20,499	(28,587)
Maintenance and lease	(347)	(1,069)	(7,287)
Other	(2,291)	(2,591)	(2,252)
Total	(815,907)	(62,550)	(115,724)

During the year ended December 31, 2023, research and development expenses increased significantly in comparison to the same period of 2022, as the prior period was largely impacted by the reversal of provision for onerous contracts in the amount of EUR

38,533k as a result of more participants leaving the clinical trials, prior to completion, than originally estimated and of renegotiations of contracts with CROs. Additionally in 2022, GSK took over the Group’s committed capacity at Novartis (see Note 3.8 for additional information) which resulted in a reduction in the estimated contract termination provisions in the amount of EUR 25,059k. The net effect of these two events resulted in an overall gain within the Third-party services category. The period of 2021 was largely impacted by the Group´s CVnCoV program. These expenses consist primarily of cost incurred to CROs involved in the CVnCoV development as well as materials used in the administration of clinical trials.

Since inception through December 31, 2023, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized. In 2021, according to the terms and conditions of the grant from the German Federal Ministry of Education and Research (Bundesministerium für Bildung und Forschung, or BMBF), the Group earned income (recognized in other operating income) for certain eligible expenses incurred for the COVID-19 vaccine development; refer to Note 3.7 for more information on amounts recognized from this grant in the year ended December 31, 2021.

Personnel expenses increased mainly due to increased workforce and the acquisition of Frame Pharmaceuticals. Additionally, share-based payment expense was higher compared to prior year period (refer to Note 10 for further details).

3.5 General and administrative expenses

General and administrative expenses include the following:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(37,393)	(36,765)	(28,996)
Maintenance and lease	(4,306)	(5,853)	(5,353)
Third-party services	(28,875)	(27,669)	(29,920)
Legal and other professional services	(9,230)	(10,394)	(10,160)
Amortization and depreciation	(8,895)	(11,360)	(13,821)
Other	(11,703)	(12,137)	(3,508)
Total	(100,402)	(104,178)	(91,758)

During the year ended December 31, 2023, general and administrative expenses decreased in comparison to the same period of 2022. The decrease was primarily attributable to less personnel expenses due to lower workforce in the corporate service functions. Others include mainly expenses for D&O insurance and allocations.

3.6 Expenses by nature

The nature of the expenses is as follows:

	2021	2022	2023
	EUR k	EUR k	EUR k
Personnel	(94,655)	(99,924)	(113,422)
Materials	(278,542)	(121,873)	(78,767)
Third-party services	(708,636)	(39,501)	(67,905)
Maintenance and lease	(7,528)	(9,381)	(15,356)
Amortization and depreciation	(17,232)	(26,641)	(27,229)
Impairment of equipment	(22,810)	(24,948)	(8,085)
Patents and fees to register a legal right	(3,199)	(3,813)	(6,666)
Legal and other professional services	(9,230)	(10,394)	(10,160)
Other	(14,415)	(17,064)	(8,170)
Total	(1,156,247)	(353,539)	(335,760)

We refer to Notes 3.2 - 3.5 for additional information.

3.7. Income from release of governmental contract liabilities

Due to the withdrawal of the EMA regulatory approval application for CVnCoV, in October 2021, CureVac recorded in 2021 “Income from release of governmental contract liabilities” amounting to EUR 574,502k, which is explained further below. There was no such event in 2022 and 2023.

Advance Purchase Agreement with European Commission

On November 30, 2020, CureVac entered into an Advance Purchase Agreement (APA) with the European Commission (EC), acting on behalf and in the name of all Member States of the European Union. The APA provided for the advance purchase by the Member States of 225 million doses of our SARS-CoV-2 vaccine. In order to support our accelerated efforts to develop a safe and effective vaccine, the APA provided support to our operations in the form of up-front payments. The first up-front payment of EUR 450 million was paid by the EC on behalf of the Member States and was included in contract liabilities as of December 31, 2020.

The second up-front payment would have had been due after the submission of the interim data package to the EMA in view of obtaining EC marketing authorization for CVnCoV. The up-front payments were designed to support the development and prepare the commercial supply of the vaccine.

In October 2021, we notified the EC of the withdrawal of our regulatory approval application for CVnCoV, which notification automatically terminated the APA. According to the APA, in such case of termination, CureVac would return the unspent amount of the up-front payment. In the context of the APA, “spent” means either costs occurred, or commitments made in relation to the purpose as set out in the APA. CureVac demonstrated that the up-front payment was used in accordance with the contract and no repayment was required.

As described above, CureVac recognized the consideration related to its delivery obligations, existing at the outset of the arrangement, as contract liabilities. Upon the automatic termination of the APA, the ability for CureVac to satisfy the contractual performance obligations of the arrangement ceased and the EC ceased to have the ability to exercise its rights for performance by the CureVac. As such, the substance of the arrangement changed from a revenue contract to that of a government grant. Due to the material magnitude of the amount, its non-recurring nature and to better enable comparability to past performance and predictability of future performance, CureVac recognized the EUR 450 million into income in an additional line item “Income from release of governmental contract liabilities” in the 2021 statement of operations. The “spent” amounts incurred by CureVac, and which demonstrate use of the up-front payment, have been included in “Research and development expenses” (refer to Note 3.4).

Additionally, CureVac was required to transfer, upon EC’s request any raw material and primary components paid for with the up-front payment and not used as of the termination date. Should the EC request any raw material and primary components or should CureVac successfully sell some of these, an applicable portion of raw material, primary components or proceeds would be remitted to the EC. This agreement expired at the end of 2022 and an amount of EUR 4,114k was accrued as ‘other liabilities’ as of December 31, 2022 for the related amount due to be remitted to the EC. As of December 31, 2023, the accrued amount of EUR 4,114k was paid to the EC.

German Federal Ministry of Education and Research

In 2020, the Company announced that the German Federal Ministry of Education and Research (Bundesministerium für Bildung und Forschung), or BMBF, a German government-related entity,had established a grant to support the development and production of its COVID-19 vaccine candidates. In July 2020, CureVac applied for this grant as part of a special program to accelerate the research and development of urgently needed vaccines against SARS-CoV-2. The grant amounted up to EUR 252 million and the payments were contingent to reaching predefined milestones. Based on the terms and conditions of the arrangement, the Company assessed the arrangement as having two components: a grant component and a supply component which were separated. The amount attributed to the supply of future deliveries was determined based on the relative stand-alone selling price of the vaccine observed in similar arrangements and is presented in contract liabilities.

The Company reached all the predefined milestones for 2020. Due to the withdrawal of the EMA regulatory approval application for CVnCoV in October 2021, CureVac was not able to reach all predefined milestones in 2021. From 2020 to December 2021, CureVac received a total of EUR 196.3 million. In November 2021, CureVac notified BMG of the inability to supply CVnCoV, triggering the automatic termination of the supply agreement.

Consistent with the rationale and treatment described above under the APA with the EC, the substance of the supply component of the BMBF arrangement changed from a revenue contract to that of a government grant and thus, consistent with the presentation of the contract liabilities under the APA, CureVac recognized the EUR 124 million in 2021 from the BMBF agreement as income in the line item “Income from release of governmental contract liabilities” and the corresponding expenses have been included in research and development expenses. The remaining amount of EUR 65 million, not related to the supply component, was reflected as grant income in “other operating income” in 2021. (Refer to Note 3.8).

3.8 Other operating income

Other operating income relates to:

	2021	2022	2023
	EUR k	EUR k	EUR k
Compensation for CMO/Materials transfer	—	35,393	2,429
Reimbursement claim	—	610	860
Sale of equipment	—	785	1,195
Grants and other reimbursements from government agencies and similar bodies	66,394	440	3,566
Other	1,308	704	1,101
Total	67,702	37,932	9,151

In March 2022, CureVac AG and GSK amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exited its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensation mainly consists of consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in ‘Compensation for CMO/Materials transfer’ in other operating income during the year ended December 31, 2022.

In 2023, 2022 and 2021 income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research

As discussed in Note 3.7, in 2020 the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). The Group recognized grant income of EUR 65,218k from this grant. As the grant ended in 2021, no such income was recognized in 2022 and 2023.

In January 2024, CureVac has been granted the positive research allowance notice by the German Federal Ministry of Education and Research for the years 2020 - 2026. The research allowance is an instrument that provides tax relief for research expenditure by companies subject to tax in Germany - regardless of size, legal form and sector - and is intended to create incentives to invest in R&D. During the year ended December 31, 2023 the Group recognized EUR 3,064k for R&D projects as other operating income.

Coalition for Epidemic Preparedness Innovations

The Coalition for Epidemic Preparedness Innovations (CEPI) is an innovative partnership between public, private, philanthropic, and civil organizations, launched at the World Economic Forum in Davos in 2017, to develop vaccines to stop future epidemics. CEPI’s priority diseases include Ebola virus, Lassa virus, Middle East Respiratory Syndrome coronavirus, Nipah virus, Rift Valley Fever and Chikungunya virus. CEPI also invests in platform technologies that can be used for rapid vaccine and immunoprophylactic development against unknown pathogens (i.e., Disease X).

In February 2019, CureVac entered into a partnership agreement worth up to USD 34,000k with CEPI to further develop CureVac’s The RNA Printer™ prototype. Under the three-year partnership agreement, CureVac used its mRNA platform for the preclinical development of a Lassa virus vaccine (a high-priority disease on the World Health Organization R&D list), a yellow fever vaccine and CureVac’s rabies virus vaccine. Funds are received semi-annually in advance, to cover costs for the next six months. These payments are allocated to the agreed and signed statements of work. Management concluded that the arrangement should be accounted for by analogy to IAS 20.

CureVac is required to use reasonable efforts to achieve certain development milestones and is responsible for conducting certain clinical trials. In the event of an infectious disease outbreak, where such outbreak can be addressed by a Lassa virus, SARS-CoV-2 or future vaccine developed under the agreement, CureVac must manufacture such vaccine for use in the area affected by the outbreak on economic terms that satisfy CEPI’s equitable access guidelines or otherwise allow CEPI or a third party to supply such vaccine in the affected area.

CureVac is required to grant certain approved manufacturers all necessary rights to use certain of CureVac’s pre-existing IP and IP developed under the CEPI Agreement to further develop CureVac’s automation solution and manufacture products for the treatment of certain diseases in geographic areas where there is an outbreak on economic terms that satisfy CEPI’s equitable access guidelines. CureVac must provide all necessary commercially reasonable support to such approved manufacturers to facilitate such efforts.

CureVac solely owns all IP developed under the CEPI Agreement but is required to obtain CEPI’s consent prior to exploiting any IP developed under the CEPI Agreement if such exploitation is in conflict with or goes against CEPI´s mission or policies.

In the event that CEPI terminates the agreement, CureVac will grant CEPI a license under CureVac’s background IP and IP developed under the agreement to, among other things, develop and use CureVac’s RNA Printer for use in treating certain infectious diseases and to manufacture products developed under the agreement.

In January 2020, CureVac and CEPI entered a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

During the year ended December 31, 2023, CureVac recognized the reimbursement of approved expenses of EUR 3k (2022: EUR 42k; 2021: EUR 688k) as “other operating income”.

As of December 31, 2023, EUR 305k in grant funds received have been deferred and are presented within other liabilities (2022: EUR 309k). Following the completion of the partnership agreement of February 2019 between CureVac and CEPI in May 2022, CEPI requested a partial reimbursement of the unspent funds up to USD 1,000k. Those were reclassified from other liabilities to trade and other payables as of December 31, 2022. As of December 31, 2023, these unspent funds were repaid to CEPI.

Bill & Melinda Gates Foundation (BMGF)

BMGF finances, in the form of grants, various programs that CureVac operates for the development of vaccines, hence promoting and accelerating the development of CureVac’s technology platform. Through its equity investment, BMGF supports mainly the development of CureVac’s technology platform including the construction of a production plant in accordance with the GMP (Good Manufacturing Practice) standard on an industrial scale.

In 2015, CureVac entered into a Global Access Commitments Agreement with the Bill & Melinda Gates Foundation pursuant to which the Company is required to take certain actions to support the Bill & Melinda Gates Foundation’s mission.

In November 2016, in connection with the Global Access Agreement, CureVac received a grant of USD 653k (EUR 614k) in funding for the development of a vaccine for picornaviruses. In November 2017, also in connection with the Global Access Agreement, the company received two additional grants: an amount of USD 1,000k (EUR 852k) was received for the development of a universal influenza vaccine and an amount of USD 800k (EUR 673k) was received for a malaria vaccine. In August 2019, the Company received a second payment for the universal influenza program amounting to USD 540k (EUR 486k). In November 2020, the Company received a third payment for the universal influenza program amounting to USD 322k (EUR 280k). In November and December 2020, the Company received further payment for the malaria program amounting to USD 1,449k (EUR 1,208k).

During the year ended December 31, 2023 CureVac recognized EUR 66k (2022: EUR 167k, 2021: EUR 488k) for services as other operating income. In addition, EUR 217k were repaid in 2023 to the Bill & Melinda Gates Foundation due to the closure of one project. The grant is released on a cost occurred basis.

As of December 31, 2023, EUR 1,430k in grant funds received have been deferred and presented within other liabilities (2022: EUR 1,712k).